NATIXIS FUNDS

Supplement dated August 8, 2016 to the Natixis Equity Statement of Additional Information dated May 1, 2016, as may be revised or supplemented from time to time.

Effective immediately, the tables for Class A shares within the section “Distribution Agreements and Rule 12b-1 Plans” are hereby amended and restated as follows:

All Funds (except Multi-Asset Income Fund)

Cumulative Investment	Maximum Sales Charge Paid by Investors (% of offering price)	Maximum Reallowance or Commission (% of offering price)	Maximum First Year Service Fee (% of net investment)	Maximum First Year Compensation (% of offering price)
Less than $50,000	5.75%	5.00%	0.25%	5.25%
$50,000 - $99,999	4.50%	4.00%	0.25%	4.25%
$100,000 - $249,999	3.50%	3.00%	0.25%	3.25%
$250,000 - $499,999	2.50%	2.15%	0.25%	2.40%
$500,000 - $999,999	2.00%	1.70%	0.25%	1.95%

Investments of $1 million or more(1)
Up to $2,999,999	None	1.00%	0.25%	1.25%
$3,000,000 to $4,999,999	None	0.75%	0.25%	1.00%
Excess over $5,000,000	None	0.50%	0.25%	0.75%
Investments with no Sales Charge (2)	None	0.00%	0.25%	0.25%

(1)	Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers or market declines. For example, if a shareholder has accumulated investments in excess of $5 million and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of 0.50%.
(2)	Refers to any investments made by investors not subject to a sales charge as described in the Prospectuses for Classes A and C shares of the Funds in the section “How Sales Charges Are Calculated.”

Multi-Asset Income Fund

Cumulative Investment	Maximum Sales Charge Paid by Investors (% of offering price)	Maximum Reallowance or Commission (% of offering price)	Maximum First Year Service Fee (% of net investment)	Maximum First Year Compensation (% of offering price)
Less than $100,000	4.25%	3.75%	0.25%	4.00%
$100,000 - $249,999	3.50%	3.00%	0.25%	3.25%
$250,000 - $499,999	2.50%	2.15%	0.25%	2.40%
$500,000 - $999,999	2.00%	1.70%	0.25%	1.95%

Investments of $1 million or more(1)
Up to $2,999,999	None	1.00%	0.25%	1.25%
$3,000,000 to $4,999,999	None	0.75%	0.25%	1.00%
Excess over $5,000,000	None	0.50%	0.25%	0.75%
Investments with no Sales Charge (2)	None	0.00%	0.25%	0.25%

(1)	Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers or market declines. For example, if a shareholder has accumulated investments in excess of $5 million and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of 0.50%.
(2)	Refers to any investments made by investors not subject to a sales charge as described in the Prospectuses for Classes A and C shares of the Funds in the section “How Sales Charges Are Calculated.”